CONDENSED BALANCE SHEETS	Sep. 30, 2015 USD ($)
Assets
Cash and cash equivalents	$ 10,377,483
Accounts receivable	8,698
Due from related party	4,209
Inventory	256,129
Prepaid expenses	353,944
Deferred finance charges	102,226
Total current assets	11,102,689
Property and equipment, net	834,387
Restricted cash	4,500,000
Deferred finance charges	82,083
Other Assets	122,163
Total assets	16,641,322
Liabilities, Convertible Preferred Stock and Stockholders' Equity (Deficit)
Accounts payable	276,767
License fee payable to parent	950,000
Deferred Revenue	336,712
Convertible notes payable	150,000
Accrued expenses	648,357
Long-term debt - current portion	1,454,030
Total current liabilities	3,815,866
Long-term debt, net of discount	4,457,994
Deferred rent	1,660
Total liabilities	$ 8,275,520
Commitments and Contingencies (See note 7)
Stockholders' (Deficit):
Common stock: $0.0001 par value, 15,000,000 and 50,000,000 shares authorized at December 31, 2014 and September 30, 2015 (unaudited); 2,874,330 and 8,124,923 shares issued and outstanding at December 31, 2014 and September 30,2015 (unaudited) respectively	$ 812
Additional paid-in capital	29,936,497
Deficit accumulated during development stage	(21,571,507)
Total stockholders' (deficit)	8,365,802
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 16,641,322